Significant event – Gulf of Mexico oil spill - Summary of total amounts recognized in income statement (Details) - USD ($) $ in Millions		12 Months Ended			105 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Disclosure Of Condensed Financial Statements [Line Items]
(Profit) loss before interest and taxation		$ (19,378)	$ (9,474)	$ 430
Finance costs	[1]	2,528	2,074	1,675
(Profit) loss before taxation		(16,723)	(7,180)	2,295
Gulf of Mexico Oil Spill
Disclosure Of Condensed Financial Statements [Line Items]
Environmental costs		0	0	0	$ 8,526
Spill response costs		0	0	0	14,304
Litigation and claims costs		629	2,647	6,596	42,410
Clean Water Act penalties		0	0	0	4,061
Other costs		85	40	44	1,394
Settlements credited to the income statement		0	0	0	(5,681)
(Profit) loss before interest and taxation		714	2,687	6,640	65,014
Finance costs		479	493	494	1,944
(Profit) loss before taxation		$ 1,193	$ 3,180	$ 7,134	$ 66,958

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.